Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 73,118	¥ 65,294
Ending balance	147,893	73,118
Interest income recognized during the reporting period	345	799
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,975	3,918
Consumer borrowers | Real estate loans | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,095	1,693
Ending balance	1,235	1,095
Interest income recognized during the reporting period	260	246
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	128	129
Consumer borrowers | Real estate loans | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,107	547
Ending balance	4,976	1,107
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	100
Consumer borrowers | Card loans | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	0	1,367
Ending balance		0
Interest income recognized during the reporting period		27
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income		0
Consumer borrowers | Other | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	96	5,429
Ending balance	86	96
Interest income recognized during the reporting period	1	169
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	7
Consumer borrowers | Other | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	2,574	1,105
Ending balance	2,373	2,574
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	4	35
Corporate borrowers | Non-recourse Loans | The Americas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	3,116	3,248
Ending balance	3,831	3,116
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	603	0
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	115	219
Ending balance	29	115
Interest income recognized during the reporting period	30	45
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	4
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	16,093	12,804
Ending balance	52,272	16,093
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	355	1,118
Ending balance	520	355
Interest income recognized during the reporting period	54	312
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	37	42
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	27,636	20,470
Ending balance	60,629	27,636
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,203	2,319
Loans to Equity Method Investees
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,929	667
Ending balance	1,345	1,929
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	1,282
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	19,002	16,627
Ending balance	20,597	19,002
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 0	¥ 0